Filed pursuant to Rule 497(e) and Rule 497(k)
File Nos. 811-22310; 333-182274
Supplement dated June 1, 2022 to the

Summary Prospectus, Prospectus
and Statement of Additional Information (“SAI”)
dated January 31, 2022, of the
AI Powered Equity ETF (AIEQ)
BlueStar Israel Technology ETF (ITEQ®)
ETFMG Alternative Harvest ETF (MJ)
ETFMG Prime Cyber Security ETF (HACK)
ETFMG Prime Junior Silver Miners ETF (SILJ)
ETFMG Prime Mobile Payments ETF (IPAY)
ETFMG Travel Tech ETF (AWAY)
ETFMG Treatments, Testing and Advancements ETF (GERM)
Etho Climate Leadership U.S. ETF (ETHO)
Wedbush ETFMG Video Game Tech ETF (GAMR)
Wedbush ETFMG Global Cloud Technology ETF (IVES)
ETFMG U.S. Alternative Harvest ETF (MJUS)
ETFMG 2X Daily Alternative Harvest ETF (MJXL)
ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF (SINV)
ETFMG Prime 2x Daily Junior Silver Miners ETF (SILX)
ETFMG 2x Daily Travel Tech ETF (AWYX)
ETFMG 2X Daily Inverse Alternative Harvest ETF (MJIN)

And the Prospectus
dated January 31, 2022, of the
ETFMG Sit Ultra Short ETF (VALT)

And the
Summary Prospectus, Prospectus and SAI
dated September 17, 2021, of the
ETFMG Breakwave Sea Decarbonization Tech ETF (BSEA)

And the
Summary Prospectus, Prospectus and SAI
dated October 18, 2021, of the
ETFMG Real Estate Tech ETF (HHH)

(each, a “Fund” and collectively, the “Funds”)
With respect to each Fund except VALT, Donal Bishnoi is no longer a Portfolio Manager for the Funds. Accordingly, all references to Donal Bishnoi are deleted from each applicable Fund’s Prospectus and SAI. Each Fund except VALT, continues to be managed by Samuel R. Masucci, III, Frank Vallario, and Devin Ryder.

Filed pursuant to Rule 497(e) and Rule 497(k)
File Nos. 811-22310; 333-182274
In addition, the section titled “Litigation” of each Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:
Litigation
The Trust, the Adviser, and certain officers and affiliated persons of the Adviser (together with the Adviser, the “Adviser Defendants”) were named as defendants in an action filed December 21, 2021, in the Superior Court of New Jersey, Union County, captioned PureShares, LLC, d/b/a PureFunds et al. v. ETF Managers Group, LLC et al., Docket No. UNN-C-152-21 (the “NJ Action”). The NJ Action asserted breach of contract and other tort claims and sought damages in unspecified amounts and injunctive relief. On May 25, 2022, the court in the NJ Action dismissed with prejudice all claims asserted against the Trust, as well as all contract claims and all except one tort claim asserted against the Adviser Defendants.

Please retain this Supplement with your Summary Prospectus, Prospectus and SAI for future reference.